UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07444)
American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.
Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 81.8%
Commercial Loans — 51.6%
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10 b ¶ § ◆	1/4/05	$3,525,000	$3,525,000	$2,452,297
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 ¶ § ◆	1/4/05	440,000	440,259	211,224
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20 b ¶	4/8/04	3,220,015	3,369,044	3,220,015
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 § ◆	12/18/02	4,959,112	5,086,926	2,593,616
Alliant University, Fresno, CA, 7.15%, 8/1/11 b	7/12/06	2,743,385	2,743,385	2,770,819
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 b ¶	7/9/07	2,150,000	2,150,000	2,193,000
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14 b	8/2/04	2,823,459	2,823,459	2,823,459
Carrier 360 I, Grand Prairie, TX, 4.90%, 7/1/10 b §	6/28/04	3,104,380	3,104,380	3,104,380
Carrier 360 II, Grand Prairie, TX, 4.88%, 7/1/10 §	12/16/05	324,286	324,286	306,135
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 b ◆	7/14/06	7,590,028	7,600,761	4,134,440
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 b ¶ §	8/15/07	11,700,000	11,700,000	9,979,831
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 b	9/12/02	4,200,948	4,200,948	4,284,967
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	612,000
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/11 b ¶	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/09 b ¶ § Δ	7/26/06	11,135,604	11,135,604	10,930,341
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶ § ◆	7/26/06	1,389,396	1,389,396	674,212
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶ ◆	3/27/07	5,500,000	5,500,000	48,768
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶ ◆	12/4/07	14,000,000	14,019,534	7,322,000
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 b ¶ §	8/24/07	2,400,000	2,400,000	2,400,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 b	10/29/04	3,683,255	3,683,255	3,683,255
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 b ¶ ◆	2/27/06	7,300,000	7,534,192	3,817,900
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 b ¶ ◆	4/11/07	3,500,000	3,500,200	1,830,500
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 b ¶	3/26/07	4,600,000	4,600,000	4,830,000
RealtiCorp Fund III, Orlando/Crystal River, FL, 6.93%, 7/1/11 ¶	2/28/06	3,372,755	3,372,755	3,372,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 b ¶	3/25/08	4,091,986	4,091,986	3,568,932
Spa Atlantis, Pompano Beach, FL, 6.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15 b	8/25/04	3,204,207	3,204,207	3,236,249
			124,909,577	97,211,095

Multifamily Loans — 30.2%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12 b ¶	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 3/1/12 ¶ R S	3/1/07	2,448,800	2,448,800	1,816,770
Chateau Club Apartments I, Athens, GA, 6.18%, 12/1/12 ¶	12/20/07	6,000,000	6,000,000	5,334,012
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 ¶ R	12/20/07	2,991,624	2,991,624	1,671,453
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 b	8/29/03	2,386,805	2,386,805	2,506,144
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 b § ◆	10/14/05	7,389,373	7,389,373	4,026,403
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ § R S	10/14/05	2,850,000	2,850,000	1,467,944
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 b	8/26/04	2,472,876	2,472,876	2,522,334
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	485,283	485,283	466,891
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 b	12/24/03	1,053,110	1,053,110	1,105,766
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	25,380	25,380	24,807
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 ¶ § ◆ Δ	8/24/04	6,737,000	6,737,000	3,523,451
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ § ◆	8/24/04	842,000	842,000	202,991
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ § ◆	7/3/08	694,096	694,096	138,466
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	764,354	764,354	802,572
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	25,380	25,380	24,807
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ R	8/30/07	7,308,000	7,308,000	5,296,202
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶ § ◆	10/17/06	4,993,450	4,993,450	46,284
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	720,601	720,601	756,631
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	25,380	25,380	24,693
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 b ¶ §	1/17/07	3,328,000	3,328,000	3,328,000
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

	DATE	PAR/		FAIR
DESCRIPTION	ACQUIRED	SHARES	COST	VALUE ¶
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ § ◆	1/17/07	$416,000	$416,000	$224,651
RiverPark Land Lot III, Oxnard, CA, 6.90%, 3/1/12 ¶	10/9/07	3,650,000	3,650,000	3,650,000
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 b	2/1/07	3,496,055	3,496,055	3,321,794
Whispering Oaks I, Little Rock, AR, 6.43%, 2/1/12 b ¶ ◆	1/10/07	5,800,000	5,831,627	3,033,400
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/12 ¶ R S	1/10/07	2,636,000	2,636,000	711,185
			80,291,194	56,747,651

Total Whole Loans			205,200,771	153,958,746

Corporate Notes ¥ ¶ — 11.3%
Fixed Rate — 11.3%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,040,375
Stratus Properties IV, 8.75%, 12/31/13	12/1/06	7,000,000	7,000,000	7,210,000
Stratus Properties VI, 8.75%, 12/31/11	6/1/07	4,000,000	4,000,000	4,000,000

Total Corporate Notes			21,040,375	21,250,375

Private Mortgage-Backed Security ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	68,676	45,760	—

U.S. Government Agency Mortgage-Backed Securities a — 14.9%
Fixed Rate — 14.9%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		1,508,872	1,535,745	1,637,629
9.00%, 7/1/30, #C40149		143,037	146,016	163,405
5.00%, 5/1/39, #G05430		4,057,725	4,162,039	4,292,639
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		92,275	92,540	100,886
5.50%, 2/1/17, #623874		182,458	182,221	198,570
5.50%, 6/1/17, #648508		154,147	154,577	167,855
5.00%, 9/1/17, #254486		224,407	224,745	241,066
5.00%, 11/1/17, #657356		420,424	421,696	451,636
6.50%, 6/1/29, #252497		425,494	423,263	480,856
7.50%, 5/1/30, #535289		81,640	79,492	93,874
8.00%, 5/1/30, #538266		25,911	25,655	30,556
8.00%, 6/1/30, #253347		89,507	88,619	105,553
5.00%, 11/1/33, #725027		2,915,134	2,978,225	3,106,219
5.00%, 12/1/35, #995317		6,276,250	6,465,725	6,687,654
5.00%, 7/1/39, #AA9716		7,623,146	7,829,961	8,089,486
5.00%, 7/1/39, #935512		1,987,672	2,026,455	2,109,266

Total U.S. Government Agency Mortgage-Backed Securities			26,836,974	27,957,150

Commercial Mortgage-Backed Securities ¶ Δ — 6.7%
Other — 6.7%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 a		6,400,000	4,153,914	6,368,118
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44, Series 2007-CD4, Class A4 b		3,600,000	3,375,574	3,853,177
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41 b		2,250,000	1,547,122	2,459,728

Total Commercial Mortgage-Backed Securities			9,076,610	12,681,023

Preferred Stocks — 26.9%
Real Estate Investment Trusts — 26.9%
AMB Property, Series L		164,120	3,789,361	3,830,561
AMB Property, Series M		41,240	950,889	989,760
AMB Property, Series O		9,613	240,325	239,556
AMB Property, Series P		21,200	429,300	533,816
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
BRE Properties, Series C	66,300	$1,317,381	$1,636,947
BRE Properties, Series D	5,250	104,318	128,835
Developers Diversified Realty, Series G	44,600	769,350	1,112,770
Developers Diversified Realty, Series H	41,320	667,318	983,416
Developers Diversified Realty, Series I	4,270	89,030	103,334
Duke Realty, Series J	81,556	1,825,205	1,870,079
Duke Realty, Series L	19,220	367,486	440,522
Duke Realty, Series M	55,040	1,110,800	1,352,333
Duke Realty, Series O	44,550	1,051,380	1,181,466
Equity Residential Properties, Series N b	62,700	1,497,705	1,558,722
Kimco Realty, Series F b	163,000	3,797,000	3,967,420
Kimco Realty, Series G b	114,700	2,796,559	2,961,554
ProLogis Trust, Series F	33,905	835,567	804,227
ProLogis Trust, Series G	8,300	174,300	197,623
PS Business Parks, Series H b	26,520	530,400	659,022
PS Business Parks, Series I b	94,300	1,634,731	2,305,635
PS Business Parks, Series M b	26,520	546,312	661,674
PS Business Parks, Series O b	100,000	2,050,000	2,517,000
PS Business Parks, Series P b	8,200	157,194	199,670
Public Storage, Series A b	38,000	921,909	939,740
Public Storage, Series C b	30,000	626,100	745,800
Public Storage, Series E b	9,300	186,000	232,872
Public Storage, Series H b	40,000	876,000	1,008,400
Public Storage, Series I b	26,520	576,810	679,177
Public Storage, Series K b	17,550	381,712	449,455
Public Storage, Series L b	20,000	430,000	503,000
Public Storage, Series X b	74,000	1,786,319	1,829,280
Public Storage, Series Z b	30,000	746,643	751,500
Realty Income, Series D b	97,500	2,474,125	2,457,975
Realty Income, Series E b	26,520	572,832	655,309
Vornado Realty Trust, Series E b	7,400	186,598	183,520
Vornado Realty Trust, Series F b	7,800	164,970	190,164
Vornado Realty Trust, Series H b	163,000	2,771,000	3,993,500
Weingarten Realty Investors, Series D	95,170	2,112,774	2,335,472
Weingarten Realty Investors, Series F	140,000	3,104,500	3,442,600

Total Preferred Stocks		44,650,203	50,633,706

Total Unaffiliated Investments		306,850,693	266,481,000

Real Estate Owned ¥ ● — 1.2%
Memphis Medical Building, Memphis, TN		3,964,599	2,222,750

Short-Term Investment — 2.3%
First American Prime Obligations Fund, Class Z, 0.09% x	4,398,821	4,398,821	4,398,821

Total Investments ▲ — 145.1%		$315,214,113	$273,102,571

Other Assets and Liabilities, Net — (45.1)%			(84,897,575)

Total Net Assets — 100.0%			$188,204,996

FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of November 30, 2010, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2010, the fair value of these securities was $177,431,871 or 94.3% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2010. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On November 30, 2010, securities valued at $136,104,800 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$54,400,000	5.00%	$7,556

*	Interest rate as of November 30, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:
Whole Loans
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10, $3,525,000 par
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20, $3,220,015 par
Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,743,385 par
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12, $2,150,000 par
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12, $10,720,000 par
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14, $2,823,459 par
Carrier 360 I, Grand Prairie, TX, 4.90%, 7/1/10, $3,104,380 par
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,386,805 par
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09, $7,389,373 par
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,472,876 par
Fairview Business Park, Salem, OR, 7.33%, 8/1/11, $7,590,028 par
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10, $11,700,000 par
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,200,948 par
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,053,110 par
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/11, $1,810,000 par
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/09, $11,135,604 par
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10, $2,400,000 par
North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,683,255 par
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11, $7,300,000 par
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11, $3,500,000 par
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
Silver Star Storage, Austin, TX, 6.40%, 4/1/11, $4,091,986 par
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15, $3,204,207 par
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,496,055 par
Whispering Oaks I, Little Rock, AR, 6.43%, 2/1/12, $5,800,000 par
Commercial Mortgage-Backed Securities
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $3,600,000 par
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41, $2,250,000 par
Preferred Stocks
Equity Residential Properties, Series N, 10,700 shares
Kimco Realty, Series F, 163,000 shares
Kimco Realty, Series G, 114,700 shares
PS Business Parks, Series H, 26,250 shares
PS Business Parks, Series I, 94,300 shares
PS Business Parks, Series M, 26,520 shares
PS Business Parks, Series O, 100,000 shares
PS Business Parks, Series P, 8,200 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series C, 30,000 shares
Public Storage, Series E, 9,300 shares
Public Storage, Series H, 40,000 shares
Public Storage, Series I, 26,520 shares
Public Storage, Series K, 17,550 shares
Public Storage, Series L, 20,000 shares
Public Storage, Series X, 74,000 shares
Public Storage, Series Z, 30,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 26,520 shares
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 7,800 shares
Vornado Realty Trust, Series H, 163,000 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2010.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2010.

R	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

Ä	Non-Income Producing Security.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2010, securities valued at $34,230,817 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$23,677,676	11/24/10	0.30%	12/27/10	$1,381	(1)
2,958,581	11/8/10	0.29%	12/8/10	548	(2)
5,059,000	10/14/10	1.29%	1/12/11	8,695	(3)

$31,695,257				$10,624

*	Interest rate as of November 30, 2010. Rate is based on the LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:

(1) Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,421,847 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $143,037 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $4,057,725 par
Federal National Mortgage Association, 6.00%, 10/1/16, $92,275 par
Federal National Mortgage Association, 5.50%, 2/1/17, $182,458 par
Federal National Mortgage Association, 5.50%, 6/1/17, $154,147 par
Federal National Mortgage Association, 5.00%, 9/1/17, $224,407 par
Federal National Mortgage Association, 5.00%, 11/1/17, $420,424 par
Federal National Mortgage Association, 6.50%, 6/1/29, $425,494 par
Federal National Mortgage Association, 7.50%, 5/1/30, $81,640 par
Federal National Mortgage Association, 8.00%, 5/1/30, $25,911 par
Federal National Mortgage Association, 8.00%, 6/1/30, $89,507 par
Federal National Mortgage Association, 5.00%, 12/1/35, $6,276,250 par
Federal National Mortgage Association, 5.00%, 7/1/39, $7,623,146 par
Federal National Mortgage Association, 5.00%, 7/1/39, $1,987,672 par

(2) Goldman Sachs:
Federal National Mortgage Association, 5.00%, 11/1/33, $2,915,134 par

(3) JP Morgan:
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

●	Real Estate Owned. See ¶ footnote above.

x	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $315,214,113. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,693,626
Gross unrealized depreciation	(53,805,168)

Net unrealized depreciation	$(42,111,542)

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Whole Loans	$—	$—	$153,958,746	$153,958,746
Corporate Notes	—	—	21,250,375	21,250,375
Private Mortgage-Backed Security	—	—	—	—
U.S. Government Agency Mortgage-Backed Securities	—	27,957,150	—	27,957,150
Commercial Mortgage-Backed Securities	—	12,681,023	—	12,681,023
Preferred Stocks	50,633,706	—	—	50,633,706
Real Estate Owned	—	—	2,222,750	2,222,750
Short-Term Investment	4,398,821	—	—	4,398,821

Total Investments	$55,032,527	$40,638,173	$177,431,871	$273,102,571

FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Strategic Income Portfolio III (CSP)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Private
	Whole	Corporate	Mortgage-Backed	Real Estate	Total
	Loans	Notes	Security	Owned	Fair Value
Balance as of August 31, 2010	$158,210,375	$21,250,375	$—	$2,460,750	$181,921,500
Accrued discounts/premiums	—	—	522	—	522
Realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation or depreciation	(4,157,488)	—	(522)	(238,000)	(4,396,010)
Net purchases (sales)	(94,141)	—	—	—	(94,141)

Balance as of November 30, 2010	$153,958,746	$21,250,375	$—	$2,222,750	$177,431,871

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2010	$(4,157,488)	$—	$(522)	$(238,000)	$(4,396,010)

During the period ended November 30, 2010, the funds recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Strategic Income Portfolio Inc. III

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 26, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 26, 2011